ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2013	2014

Employees and payroll accruals	$1,013	$489
Institutions and income tax payable	134	149
Accrued expenses	1,007	1,477
Related parties	46	137

	$2,200	$2,252